Operating leases - Operating lease liabilities of office rental arrangements (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Operating lease liabilities, current	$ 28,227	$ 5,251
Operating lease liabilities, non-current	156,282	$ 22,574
Office Rental [Member]
Property, Plant and Equipment [Line Items]
December 31, 2025	1,029
December 31, 2026	980
December 31, 2027	643
December 31, 2028	552
December 31, 2029	(0)
December 31, 2030 and thereafter	(0)
Total undiscounted lease payments	3,204
Discount based on incremental borrowing rate	(313)
Present value of lease liability	2,891
Operating lease liabilities, current	937
Operating lease liabilities, non-current	$ 1,954